Average Annual Total Returns - Asset Allocation Portfolio	Asset Allocation Portolio 1 Yr	Asset Allocation Portolio 5 Yr	Asset Allocation Portolio 10 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P 500® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Yr
Asset Allocation Portfolio Blended Composite Benchmark: Russell 1000® Index (33%), Russell MidCap Index (11%), Russell 2000® Index (5%), MSCI® EAFE Index (13%), MSCI® Emerging Markets Index (3%), Bloomberg Barclays® U.S. Aggregate Bond Index (24%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (8%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (3%)
1 Yr

Asset Allocation Portfolio Blended Composite Benchmark: Russell 1000® Index (33%), Russell MidCap Index (11%), Russell 2000® Index (5%), MSCI® EAFE Index (13%), MSCI® Emerging Markets Index (3%), Bloomberg Barclays® U.S. Aggregate Bond Index (24%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (8%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (3%)
5 Yr

Asset Allocation Portfolio Blended Composite Benchmark: Russell 1000® Index (33%), Russell MidCap Index (11%), Russell 2000® Index (5%), MSCI® EAFE Index (13%), MSCI® Emerging Markets Index (3%), Bloomberg Barclays® U.S. Aggregate Bond Index (24%), Bloomberg Barclays® U.S. Corporate High Yield 2% Issuer Capped Bond Index (8%) and BofA Merrill Lynch® US 3-Month Treasury Bill Index (3%)
10 Yr
													Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Mixed Asset Target Allocation Growth Funds Average(reflects deductions for fees and expenses) 10 Yr	Morningstar® US Insurance Fund Allocation - 50% to 70% Equity Average(reflects deductions for fees and expenses) 1 Yr	Morningstar® US Insurance Fund Allocation - 50% to 70% Equity Average(reflects deductions for fees and expenses) 5 Yr	Morningstar® US Insurance Fund Allocation - 50% to 70% Equity Average(reflects deductions for fees and expenses) 10 Yr
Total	13.43%	10.10%	8.17%	18.40%	15.20%	13.87%	7.51%	4.44%	3.84%	14.58%	10.78%	9.16%	11.79%	9.26%	8.47%	11.52%	9.07%	8.22%